Share Based Payments	12 Months Ended
Dec. 31, 2022
Disclosure of share-based payment arrangements [Abstract]
SHARE BASED PAYMENTS

14. SHARE BASED PAYMENTS

Group and Company Options

The Company operates share-based payment arrangements to remunerate directors and key employees in the form of a share option scheme. The exercise price of the option is normally equal to the market price of an ordinary share in the Company at the date of grant. The Company is currently operating two plans (Tiziana Life Sciences PLC) Share Option Plan which is closed for any new issuances and the Tiziana Life Sciences Ltd 2021 Equity Incentive Plan.

Tiziana Life Sciences PLC Share Option Plan

	2022		2021		2020
	Weighted		Weighted		Weighted
	Average exercise price (cents)	Options (’000)	Average exercise price (cents)	Options (’000)	Average exercise price (cents)	Options (’000)

Outstanding at 1 January	90	22,234	67	17,024	113	16,379
Granted	-	-	166	5,210	111	3,870
Forfeited/Cancelled	176	(6,910)	-	-	(52)	(300)
Exercised	-	-	-	-	(25)	(2,925)

Outstanding at 31 December	49	15,324	90	22,234	67	17,024

Exercisable at 31 December	48	6,249	54	7,616	65	6,249

No options were exercised during 2022 or 2021. 2,925,725 options were exercised during the year ending 31 December 2020.

The total outstanding fair value charge of the share option instruments is deemed to be approximately $242k (2021: $12,339k, 2020: $7,046k).

Under the Tiziana Life Sciences PLC Share Option Plan, the total expense recognized for the year ending 31 December 2022 arising from share – based payment transactions under the Tiziana Life Sciences PLC Share Option Plan is ($1,479k) of which $3,221k was forfeiture during the year (2021 $5,173k, 2020: $5,105k).

Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Grant Date	Expiry Date	Exercise Price	Share Options at 31 December 2022 (‘000)
26 June 2014	26 June 2024	$0.47	1,831
30 April 2018	30 April 2028	$1.10	500
6 May 2020	5 May 2028	$0.47	12,393
23 July 2020	26 July 2030	$2.11	100
25 August 2020	24 August 2030	$1.98	500
Total			15,324

Fair value of options granted

The Directors have used the Black-Scholes-Merton option pricing model to estimate the fair value of all of the options granted during the year to December 31, 2021, applying the assumptions below.

Historical volatility is based on the historical volatility of the Company itself.

The Company has estimated a forfeiture rate of zero.

The model inputs for options granted during the year ended 31 December 2021 valued under the Black-Scholes-Merton model included:

	2 February 2021	8 October 2021

Grant date share price	$2.116	$0.719
Exercise share price	$1.357/1.983	$0.719
Risk free rate	-0.10% to -0.02%	0.32% to 0.65%
Expected volatility	101% to 162%	83% to 122%
Option life	10 years	10 years
Weighted average share price	$1.818	$0.719
Weighted average fair value per share option	$0.862	$0.319

For the options issued in August 2020 with a market condition attached, the Directors have used the Monte Carlo simulation to estimate the fair value of these options. The Company uses the following methods to determine its underlying assumptions:

●	expected volatilities are based on the historical volatilities of the market;

●	the expected term of the award is 4 years and is based on managements’ assessment of when the market condition is likely to be achieved; and

●	a range of fair values per share were produced and management have determined the most appropriate value based on their knowledge of the market and vesting conditions being fulfilled.

Modification of share – based payments.

In May 2020, the Company reduced the exercise price for options issued to employees and directors to $0.48 (£0.35). This was approved by shareholders at a General Meeting held on May 6, 2020.

The fair value of the modified options at the date of modification was determined using the option pricing models as described above. The incremental fair value was recognised as an expense over the period from the modification date to the end of the vesting period. The expense for the original option grant will continue to be recognised as if the terms had not been modified.

The fair value of the modified options was determined using the same models and principles as described above.

Tiziana Life Sciences Ltd 2021 Equity Incentive Plan

2022
Weighted
	Average exercise price (cents)	Options (’000)

Outstanding at 1 January	-	-
Granted	69	2,575
Forfeited/Cancelled	-	-
Exercised	-	-

Outstanding at 31 December	69	2,575

Exercisable at 31 December	-	-

The model inputs for options granted during the year ended 31 December 2022 valued under the Black-Scholes-Merton Valuation model included:

	4 November 2022	1 August 2022

Grant date share price	$0.679	$0.741
Exercise share price	$0.679	$0.741
Risk free rate	-0.10% to -0.02%	0.32% to 0.65%
Expected volatility	99% to 122%	90% to 126%
Option life	10 years	10 years
Weighted average share price	$0.67	$0.741
Weighted average fair value per share option	$0.690	$0.690

During the year ending 31 December 2022 no options were exercised.

The total outstanding fair value charge of the share option instruments is deemed to be approximately $1,176k.

Under the Tiziana Life Sciences Ltd 2021 Equity Incentive Plan, the total expenses recognized for the year ending 31 December 2022 arising from share based payment transactions is $332k.

Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Grant Date	Expiry Date	Exercise Price	Share Options as at 31 December 2022 (‘000)
01 August 2022	01 August 2032	$0.74	725
04 November 2022	04 November 2022	$0.67	1,850
Total			2,575

Group and Company Warrants

No warrants were issued in 2022 or 2021. For warrants issued in 2020, the Directors have estimated the fair value of the warrants using the Black-Scholes valuation model and assumptions below:

	21 January 2020	21 January 2020	1 June 2020

Grant date share price	£0.43	£0.43	£1.15
Exercise share price	£0.42	£0.35	£0.70
Risk free rate	0.64%	0.40%	0.04%
Expected volatility	61.7%	84.7%	111%

	2022 $000	2021 $000	2020 $000

Outstanding at 1 January	697	697	2,418
Granted	-	-	324
Transfer to share premium on exercise of warrants	-	-	2,045)

Outstanding at 31 December	697	697	697

No share-based payment charges relating to warrants were recorded during 2022 or 2021. Approximately $26K of share-based payment charges are included in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2020.